Income Taxes - Combined effects of income tax expense exemption and other preferential tax treatment (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effect of preferential tax treatment	¥ (13,468)	¥ (7,934)	¥ (38,077)
Basic net income/(loss) per share effect	¥ (0.02)	¥ (0.01)	¥ (0.07)